Stockholders' Equity (Details)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 13, 2018 $ / shares shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021	Dec. 16, 2020 USD ($) $ / shares shares	Dec. 15, 2020 shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Common Stock, issued			17,541,838	17,893,476	17,893,476	17,541,838
Common Stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights					Holders of the Company’s common stock are entitled to one vote for each share	Holders of the Company’s common stock are entitled to one vote for each share
Common stock shares outstanding			17,541,838	17,893,476	17,893,476	17,541,838
Common stock shares authorized			100,000,000	100,000,000	100,000,000	100,000,000
Warrants Outstanding			0	15,063,900	15,063,900	0		15,095,000	0
Preferred stock, authorized			10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, outstanding			0	0	0	0				0
Preferred stock, issued			0	0	0	0				0
Number of shares issued under purchase option						750,000
Shares purchase price, per share (in dollars per share) | $ / shares			$ 10.00			$ 10.00
Total unrecognized compensation cost related to unvested restricted stock | $			$ 19,000,000			$ 19,000,000
Share-based Payment Arrangement, Expense | $			$ 818,000
Warrants exercise price | $ / shares			$ 11.50	$ 11.50	$ 11.50	$ 11.50
Warrants exercisable period						30 days
Warrant outstanding | $			$ 16,516,000			$ 16,516,000		$ 22,113,000
Gain or loss due to change in the fair value of warrants | $			$ 5,597,000	$ 2,732,000	$ (10,405,000)
Share Price | $ / shares			$ 13.69	$ 8.66	$ 8.66	$ 13.69
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1	1
UPO Units That Are Exercisable					75,000
Number Of UPO Units Exchanged					675,000
Exchange of UPO units, Shares					283,669
Shares issued for warrant exercises, Shares					7,969
Warrant liability | $			$ 16,516,000	$ 6,111,000	$ 6,111,000	$ 16,516,000
Option Grants To Holders Demand And Piggy back Rights Periods One						5 years
Option Grants To Holders Demand And Piggy back Rights Periods Two						7 years
UPO Units Exercise Price One [Member]
Class of Stock [Line Items]
Number Of Shares That UPO Units Are Exercisable For					one
UPO Units Exercise Price					10.00
Public Warrants [member]
Class of Stock [Line Items]
Warrants Outstanding			11,500,000	11,468,900	11,468,900	11,500,000
Warrants and Rights Outstanding, Maturity Date				Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
UPO warrants [member]
Class of Stock [Line Items]
Warrants Outstanding			750,000			750,000
Private Warrants [member]
Class of Stock [Line Items]
Warrants Outstanding			445,000	445,000	445,000	445,000		445,000
Warrants exercise price | $ / shares			$ 4.60	$ 1.70	$ 1.70	$ 4.60		$ 6.15
Working Capital Warrants [member]
Class of Stock [Line Items]
Warrants Outstanding			150,000	150,000	150,000	150,000
Private Placement Warrants [member]
Class of Stock [Line Items]
Warrants Outstanding			3,000,000	3,000,000	3,000,000	3,000,000		3,000,000
Restricted Stock [Member]
Class of Stock [Line Items]
Fair value of Non vested options vested | $						$ 785,000
Total unrecognized compensation cost related to unvested restricted stock | $				$ 26,438,000	$ 26,438,000
Total unrecognized compensation cost related to unvested restricted stock or performance stock awards to be recognized weighted average period					3 years 7 months 2 days
Share-based Payment Arrangement, Expense | $				3,668,000	$ 6,785,000
Unrecognized stock-based compensation expense, weighted-average recognition period						4 years
Restricted Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Total unrecognized compensation cost related to unvested restricted stock or performance stock awards to be recognized weighted average period						5 years
Restricted Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Total unrecognized compensation cost related to unvested restricted stock or performance stock awards to be recognized weighted average period						4 years
Market Condition Awards [Member]
Class of Stock [Line Items]
Total unrecognized compensation cost related to unvested restricted stock | $			$ 927,000	2,372,000	$ 2,372,000	$ 927,000
Total unrecognized compensation cost related to unvested restricted stock or performance stock awards to be recognized weighted average period					1 year 6 months 3 days	2 years 11 months 15 days
Share-based Payment Arrangement, Expense | $			$ 33,000	$ 374,000	$ 1,772,000	$ 33,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares			$ 10.45	$ 9.50	$ 9.50	$ 10.45
Performance Condition Awards [Member]
Class of Stock [Line Items]
Total unrecognized compensation cost related to unvested restricted stock | $			$ 0			$ 0
Share-based Payment Arrangement, Expense | $			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares			$ 15.70	$ 15.54	$ 15.54	$ 15.70
2020 Plan
Class of Stock [Line Items]
Aggregate number of Shares that may be issued			(2,000,000)			(2,000,000)
Options expiration period						10 years
Percentage of increase of common stock outstanding						(5.00%)
Common stock available for future grants			700,000			700,000
BurgerFi International LLC [Member]
Class of Stock [Line Items]
Business combination, Number of shares issued						6,603,774
Warrant [Member]
Class of Stock [Line Items]
Warrant term						5 years
Description of sale price of common stock						The Company may redeem the Public Warrants: • in whole and not in part; • at a price of $0.01 per warrant; • at any time during the exercise period; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.
Share Price | $ / shares			$ 13.69			$ 13.69		$ 15.70
IPO [Member]
Class of Stock [Line Items]
Number of shares issued under purchase option	750,000
Shares purchase price, per share (in dollars per share) | $ / shares	$ 10.00
Option expiry date	Mar. 17, 2023
Subsequent Event [member]
Class of Stock [Line Items]
Conversion of common shares		283,670
Conversion ratio		2,021				0.420251852
Subsequent Event [member] | IPO [Member]
Class of Stock [Line Items]
Conversion of common shares		675,000
UPO Units [Member] | Subsequent Event [member]
Class of Stock [Line Items]
Conversion of common shares		675,000